Note 17 - Income (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Earnings per share [text block]
	December 31,	December 31,	December 31,
	2024	2023	2022
Numerator
Net income (loss) for the year – basic	$(29,447)	$(64,666)	$12,551
Gain on financial derivative liability	—	(6,683)	(27,686)
Net loss for the year - diluted	$(29,447)	$(71,349)	$(15,135)
Denominator (Pre- consolidation of common shares)
Basic – weighted average number of shares outstanding	57,025,052	43,430,948	32,646,906
Effect of dilutive securities	—	—	8,116,480
Diluted – adjusted weighted average number of shares outstanding	57,025,052	43,430,948	40,763,386
Income (loss) Per Share – Basic	$(0.52)	$(1.49)	$0.38
Loss Per Share – Diluted	$(0.52)	$(1.49)	$(0.37)
Denominator (Post-consolidation of common shares – Pre-consolidation divided by four (4))
Basic – weighted average number of shares outstanding	14,256,263	10,857,737	8,161,727
Effect of dilutive securities	—	—	2,029,120
Diluted – adjusted weighted average number of shares outstanding	14,256,263	10,857,737	10,190,847
Income (loss) Per Share – Basic	$(2.07)	$(5.96)	$1.54
Loss Per Share – Diluted	$(2.07)	$(5.96)	$(1.49)